Other Operating Income	6 Months Ended
Jun. 30, 2019
Other Income and Expenses [Abstract]
Other Operating Income
18.	Other Operating Income
The Chinese tax bureau implemented a new tax rule which states that for the period between April 1, 2019 to December 31, 2021, companies from selected service industries (i.e. postal services, telecommunication services, modern services and lifestyle services) qualify for, an additional 10 percent super deduction of input VAT in addition to the existing, deductible input VAT. For the six months ended June 30, 2019, the Company recorded a benefit from the super deduction of RMB10.8 million in other operating income.